INVESTMENTS - Credit Quality (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commercial Mortgage Loans
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	$ 3,272	$ 2,134
Fiscal year before current fiscal year	2,114	1,522
Two years before current fiscal year	1,369	751
Three years before current fiscal year	642	1,253
Four years before current fiscal year	1,201	1,065
Prior	5,043	4,570
Revolving Loans Amortized Cost Basis	328	139
Revolving Loans Converted to Term Loans Amortized Cost Basis	34	0
Total	14,003	11,434
Total	14,003	11,434
Non-accruing Loans	0	0
Non-accruing Loans with No Allowance	0	0
Interest Income on Non-accruing Loans	0	0
Commercial Mortgage Loans | Past Due
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total	56	0
Commercial Mortgage Loans | 30-59 Days
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total	56	0
Commercial Mortgage Loans | 60-89 Days
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total	0	0
Commercial Mortgage Loans | 90 Days or More
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total	0	0
Commercial Mortgage Loans | Current
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total	13,947	11,434
Commercial Mortgage Loans | Greater than 2.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	771	1,143
Fiscal year before current fiscal year	1,159	1,243
Two years before current fiscal year	1,113	210
Three years before current fiscal year	102	772
Four years before current fiscal year	571	485
Prior	1,911	2,218
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	5,627	6,071
Commercial Mortgage Loans | 1.8x to 2.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	158	185
Fiscal year before current fiscal year	215	135
Two years before current fiscal year	164	182
Three years before current fiscal year	197	46
Four years before current fiscal year	186	161
Prior	477	372
Revolving Loans Amortized Cost Basis	279	68
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,676	1,149
Commercial Mortgage Loans | 1.5x to 1.8x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	337	275
Fiscal year before current fiscal year	390	49
Two years before current fiscal year	32	284
Three years before current fiscal year	153	211
Four years before current fiscal year	176	166
Prior	1,175	919
Revolving Loans Amortized Cost Basis	4	48
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	2,267	1,952
Commercial Mortgage Loans | 1.2x to 1.5x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	1,041	264
Fiscal year before current fiscal year	259	95
Two years before current fiscal year	0	75
Three years before current fiscal year	92	101
Four years before current fiscal year	73	253
Prior	917	701
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	2,382	1,489
Commercial Mortgage Loans | 1.0x to 1.2x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	507	267
Fiscal year before current fiscal year	43	0
Two years before current fiscal year	60	0
Three years before current fiscal year	98	88
Four years before current fiscal year	160	0
Prior	492	287
Revolving Loans Amortized Cost Basis	45	23
Revolving Loans Converted to Term Loans Amortized Cost Basis	34	0
Total	1,439	665
Commercial Mortgage Loans | Less than 1.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	458	0
Fiscal year before current fiscal year	48	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	35
Four years before current fiscal year	35	0
Prior	71	73
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	612	108
Commercial Mortgage Loans | 0% - 50%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	624	0
Fiscal year before current fiscal year	130	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	184
Four years before current fiscal year	119	293
Prior	1,242	992
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	2,115	1,469
Commercial Mortgage Loans | 50% - 70%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	2,285	1,944
Fiscal year before current fiscal year	1,569	1,286
Two years before current fiscal year	906	339
Three years before current fiscal year	313	619
Four years before current fiscal year	623	491
Prior	2,254	2,533
Revolving Loans Amortized Cost Basis	328	139
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	8,278	7,351
Commercial Mortgage Loans | 70% - 90%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	363	190
Fiscal year before current fiscal year	415	236
Two years before current fiscal year	463	412
Three years before current fiscal year	329	415
Four years before current fiscal year	424	276
Prior	1,314	972
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	34	0
Total	3,342	2,501
Commercial Mortgage Loans | 90% plus
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	0	0
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	35
Four years before current fiscal year	35	5
Prior	233	73
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	268	113
Agricultural Mortgage Loans
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	353	380
Fiscal year before current fiscal year	367	480
Two years before current fiscal year	450	230
Three years before current fiscal year	197	255
Four years before current fiscal year	215	206
Prior	1,008	1,093
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	2,590	2,644
Total	2,574	2,628
Non-accruing Loans	16	16
Non-accruing Loans with No Allowance	0	0
Interest Income on Non-accruing Loans	0	0
Agricultural Mortgage Loans | Past Due
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total	21	27
Agricultural Mortgage Loans | 30-59 Days
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total	3	1
Agricultural Mortgage Loans | 60-89 Days
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total	5	1
Agricultural Mortgage Loans | 90 Days or More
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total	13	25
Agricultural Mortgage Loans | Current
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total	2,553	2,601
Agricultural Mortgage Loans | Greater than 2.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	51	49
Fiscal year before current fiscal year	40	64
Two years before current fiscal year	62	25
Three years before current fiscal year	21	22
Four years before current fiscal year	12	24
Prior	193	210
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	379	394
Agricultural Mortgage Loans | 1.8x to 2.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	16	52
Fiscal year before current fiscal year	58	37
Two years before current fiscal year	35	25
Three years before current fiscal year	24	14
Four years before current fiscal year	14	14
Prior	51	70
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	198	212
Agricultural Mortgage Loans | 1.5x to 1.8x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	69	43
Fiscal year before current fiscal year	42	113
Two years before current fiscal year	111	28
Three years before current fiscal year	18	22
Four years before current fiscal year	19	41
Prior	196	193
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	455	440
Agricultural Mortgage Loans | 1.2x to 1.5x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	107	161
Fiscal year before current fiscal year	147	179
Two years before current fiscal year	177	112
Three years before current fiscal year	98	116
Four years before current fiscal year	99	72
Prior	298	355
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	926	995
Agricultural Mortgage Loans | 1.0x to 1.2x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	91	75
Fiscal year before current fiscal year	80	83
Two years before current fiscal year	61	31
Three years before current fiscal year	30	77
Four years before current fiscal year	60	54
Prior	257	226
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	579	546
Agricultural Mortgage Loans | Less than 1.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	19	0
Fiscal year before current fiscal year	0	4
Two years before current fiscal year	4	9
Three years before current fiscal year	6	4
Four years before current fiscal year	11	1
Prior	13	39
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	53	57
Agricultural Mortgage Loans | 0% - 50%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	163	180
Fiscal year before current fiscal year	182	212
Two years before current fiscal year	228	128
Three years before current fiscal year	129	129
Four years before current fiscal year	132	119
Prior	725	738
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,559	1,506
Agricultural Mortgage Loans | 50% - 70%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	190	200
Fiscal year before current fiscal year	185	268
Two years before current fiscal year	222	102
Three years before current fiscal year	68	126
Four years before current fiscal year	83	87
Prior	267	338
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,015	1,121
Agricultural Mortgage Loans | 70% - 90%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	0	0
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
Prior	16	17
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	16	17
Agricultural Mortgage Loans | 90% plus
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	0	0
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	0
Four years before current fiscal year	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	0	0
Mortgages Loan
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	3,625	2,514
Fiscal year before current fiscal year	2,481	2,002
Two years before current fiscal year	1,819	981
Three years before current fiscal year	839	1,508
Four years before current fiscal year	1,416	1,271
Prior	6,051	5,663
Revolving Loans Amortized Cost Basis	328	139
Revolving Loans Converted to Term Loans Amortized Cost Basis	34	0
Total	16,593	14,078
Total	16,577	14,062
Non-accruing Loans	16	16
Non-accruing Loans with No Allowance	0	0
Interest Income on Non-accruing Loans	0	0
Mortgages Loan | Past Due
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total	77	27
Mortgages Loan | 30-59 Days
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total	59	1
Mortgages Loan | 60-89 Days
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total	5	1
Mortgages Loan | 90 Days or More
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total	13	25
Mortgages Loan | Current
Financing Receivable, before Allowance for Credit Loss [Abstract]
Total	16,500	14,035
Mortgages Loan | Greater than 2.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	822	1,192
Fiscal year before current fiscal year	1,199	1,307
Two years before current fiscal year	1,175	235
Three years before current fiscal year	123	794
Four years before current fiscal year	583	509
Prior	2,104	2,428
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	6,006	6,465
Mortgages Loan | 1.8x to 2.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	174	237
Fiscal year before current fiscal year	273	172
Two years before current fiscal year	199	207
Three years before current fiscal year	221	60
Four years before current fiscal year	200	175
Prior	528	442
Revolving Loans Amortized Cost Basis	279	68
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,874	1,361
Mortgages Loan | 1.5x to 1.8x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	406	318
Fiscal year before current fiscal year	432	162
Two years before current fiscal year	143	312
Three years before current fiscal year	171	233
Four years before current fiscal year	195	207
Prior	1,371	1,112
Revolving Loans Amortized Cost Basis	4	48
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	2,722	2,392
Mortgages Loan | 1.2x to 1.5x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	1,148	425
Fiscal year before current fiscal year	406	274
Two years before current fiscal year	177	187
Three years before current fiscal year	190	217
Four years before current fiscal year	172	325
Prior	1,215	1,056
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	3,308	2,484
Mortgages Loan | 1.0x to 1.2x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	598	342
Fiscal year before current fiscal year	123	83
Two years before current fiscal year	121	31
Three years before current fiscal year	128	165
Four years before current fiscal year	220	54
Prior	749	513
Revolving Loans Amortized Cost Basis	45	23
Revolving Loans Converted to Term Loans Amortized Cost Basis	34	0
Total	2,018	1,211
Mortgages Loan | Less than 1.0x
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	477	0
Fiscal year before current fiscal year	48	4
Two years before current fiscal year	4	9
Three years before current fiscal year	6	39
Four years before current fiscal year	46	1
Prior	84	112
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	665	165
Mortgages Loan | 0% - 50%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	787	180
Fiscal year before current fiscal year	312	212
Two years before current fiscal year	228	128
Three years before current fiscal year	129	313
Four years before current fiscal year	251	412
Prior	1,967	1,730
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	3,674	2,975
Mortgages Loan | 50% - 70%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	2,475	2,144
Fiscal year before current fiscal year	1,754	1,554
Two years before current fiscal year	1,128	441
Three years before current fiscal year	381	745
Four years before current fiscal year	706	578
Prior	2,521	2,871
Revolving Loans Amortized Cost Basis	328	139
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	9,293	8,472
Mortgages Loan | 70% - 90%
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	363	190
Fiscal year before current fiscal year	415	236
Two years before current fiscal year	463	412
Three years before current fiscal year	329	415
Four years before current fiscal year	424	276
Prior	1,330	989
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	34	0
Total	3,358	2,518
Mortgages Loan | 90% plus
Financing Receivable, before Allowance for Credit Loss [Abstract]
Current fiscal year	0	0
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	0	0
Three years before current fiscal year	0	35
Four years before current fiscal year	35	5
Prior	233	73
Revolving Loans Amortized Cost Basis	0	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	$ 268	$ 113